Segments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Summary of Results by Segment
Results by segment

	Retail Banking	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
2020	£m	£m	£m	£m	£m
Net interest income/(expense)	3,105	364	55	(87)	3,437
Non-interest income	375	93	68	(15)	521
Total operating income/(expense)	3,480	457	123	(102)	3,958
Operating expenses before credit impairment losses, provisions and charges	(1,913)	(316)	(114)	(144)	(2,487)
Credit impairment losses	(308)	(294)	(7)	(36)	(645)
Provisions for other liabilities and (charges)/release	(175)	(12)	(10)	(77)	(274)
Total operating credit impairment losses, provisions and charges	(483)	(306)	(17)	(113)	(919)
Profit/(loss) before tax	1,084	(165)	(8)	(359)	552

Revenue from external customers	4,175	549	123	(889)	3,958
Inter-segment revenue	(695)	(92)	—	787	—
Total operating income/(expense)	3,480	457	123	(102)	3,958

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	441	41	10	—	492
–Insurance, protection and investments	65	—	—	—	65
–Credit cards	67	—	—	—	67
–Non-banking and other fees(2)	15	47	66	4	132
Total fee and commission income	588	88	76	4	756
Fee and commission expense	(335)	(19)	(10)	(9)	(373)
Net fee and commission income/(expense)	253	69	66	(5)	383

Customer loans	186,476	17,626	2,784	3,483	210,369
Total assets(3)	195,142	17,626	2,784	83,512	299,064
Customer deposits	152,167	24,985	6,506	8,074	191,732
Total liabilities	152,715	25,011	6,517	98,576	282,819

Average number of full-time equivalent staff	19,151	2,092	716	180	22,139
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment loss allowances.

	Retail Banking	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
2019	£m	£m	£m	£m	£m
Net interest income/(expense)	2,827	422	62	(16)	3,295
Non-interest income	691	109	70	5	875
Total operating income/(expense)	3,518	531	132	(11)	4,170
Operating expenses before credit impairment losses, provisions and charges	(1,980)	(324)	(130)	(92)	(2,526)
Credit impairment (losses)/releases	(156)	(45)	(22)	3	(220)
Provisions for other liabilities and charges	(290)	(22)	(16)	(115)	(443)
Total operating credit impairment losses, provisions and charges	(446)	(67)	(38)	(112)	(663)
Profit/(loss) before tax	1,092	140	(36)	(215)	981

Revenue from external customers	4,255	633	138	(856)	4,170
Inter-segment revenue	(737)	(102)	(6)	845	—
Total operating income/(expense)	3,518	531	132	(11)	4,170

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	696	49	13	—	758
–Insurance, protection and investments	76	—	—	1	77
–Credit cards	86	—	—	—	86
–Non-banking and other fees(2)	61	58	67	10	196
Total fee and commission income	919	107	80	11	1,117
Fee and commission expense	(373)	(23)	(17)	(15)	(428)
Net fee and commission income/(expense)	546	84	63	(4)	689

Customer loans	178,762	18,391	4,041	4,104	205,298
Total assets(3)	185,920	18,391	4,046	80,131	288,488
Customer deposits	142,735	20,546	6,102	8,438	177,821
Total liabilities	143,602	20,572	6,233	101,740	272,147

Average number of full-time equivalent staff	20,594	2,151	804	157	23,706

2018
Net interest income	3,076	470	69	(9)	3,606
Non-interest income	632	115	132	58	937
Total operating income	3,708	585	201	49	4,543
Operating expenses before credit impairment losses, provisions and charges	(1,914)	(318)	(203)	(128)	(2,563)
Credit impairment (losses)/releases	(135)	(8)	(14)	4	(153)
Provisions for other liabilities and charges	(228)	(16)	(8)	(8)	(260)
Total operating credit impairment losses, provisions and (charges)/releases	(363)	(24)	(22)	(4)	(413)
Profit/(loss) before tax	1,431	243	(24)	(83)	1,567

Revenue from external customers	4,361	750	245	(813)	4,543
Inter-segment revenue	(653)	(165)	(44)	862	—
Total operating income	3,708	585	201	49	4,543

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	690	49	14	—	753
–Insurance, protection and investments	105	—	—	—	105
–Credit card fees	85	—	—	—	85
–Non-banking and other fees(2)	76	65	81	5	227
Total fee and commission income	956	114	95	5	1,170
Fee and commission expense	(382)	(25)	(14)	—	(421)
Net fee and commission income	574	89	81	5	749

Customer loans	171,134	19,858	4,543	4,334	199,869
Total assets(3)	177,959	19,858	3,244	88,320	289,381
Customer deposits	139,976	19,695	4,853	7,607	172,131
Total liabilities	140,750	19,723	4,400	108,288	273,161

Average number of full-time equivalent staff	20,964	2,102	985	159	24,210
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment loss allowances.